SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION
19.	SHARE-BASED COMPENSATION

Share-based awards granted are measured at fair value on grant date and the value is recognized as share-based compensation expense immediately at the grant date if no vesting conditions are required. The fair values of share options are determined with reference to the fair value of the underlying shares. Share-based compensation expense, when recognized, is charged to the consolidated statements of profit or loss and other comprehensive (loss) income with the corresponding entry to Capital reserve as disclosed in Note 14. On each measurement date, the Company reviews external sources of information to determine the fair value of the shares which measured at the closing market price and related share-based compensation expense.

We recognized share-based compensation expense of $3,573,000 and nil for the six months ended June 30, 2025 and 2024, respectively.

●	2023 Share Incentive Plan

YY Group Holding Limited adopted the 2023 Share Incentive Plan for the purpose of granting stock options and incentive stock options to employees, executive and consultants to provide incentives for motivate, attract, and retain the services. For the consultants engaged by the Company shall assist the Company as a strategic business advisor to identify opportunities to expand the Company’s presence in China manpower outsourcing and cleaning services market. Any Class A Ordinary Shares covered by an award granted under the 2023 Share Incentive Plan (or portion of an award) that terminates, expires, lapses or repurchased for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class A Ordinary Shares that may be issued under the 2023 Share Incentive Plan. The following is the maximum aggregate number of shares which may be issued pursuant to all awards under the 2023 Share Incentive Plan:

	Maximum	Number of shares granted

2023 Share Incentive Plan	3,300,000	3,300,000

	Number of shares	Weighted average exercise price		Weighted average grant date FV
Balance as of December 31, 2023	-	-		-
Granted of December 5, 2024	2,400,000	0.000003	*	1.84
Granted of December 31, 2024	900,000	0.000003	*	1.84
Cancelled/forfeited	-	-		-
Vested	3,300,000	0.000003	*	1.84
Balance as of December 31, 2024	-	-		-

	For six months ended, June 30, 2025	For six months ended, 2024
Share-based compensation	846,000	-

*	The weighted average exercise price of $0.000003 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.

(i)	The Employee grant shares vested immediately on the grant date, but Employee agrees that they may not sell, transfer, assign, pledge, or otherwise dispose of any Shares granted under the agreement for a period of 1 year from the date of grant (“Restriction period”). Except for the specified restriction period, no other restrictive legend applies.

(ii)	The Grant shares under 2023 Share Incentive Plan vested immediately. The Shares vested and exercisable on the grant date.
●	2024 Share Incentive Plan

YY Group Holding Limited adopted the 2024 Share Incentive Plan for the purpose of granting stock options and incentive stock options to employees, executive and external consultants to provide incentives for motivate, attract, and retain the services. For the consultants engaged by the Company shall assist the Company as a strategic business advisor to identify opportunities to expand the Company’s presence in China manpower outsourcing and cleaning services market. Any Class A Ordinary Shares covered by an award granted under the 2024 Share Incentive Plan (or portion of an award) that terminates, expires, lapses or repurchased for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class A Ordinary Shares that may be issued under the 2024 Share Incentive Plan. The following is the maximum aggregate number of shares which may be issued pursuant to all awards under the 2024 Share Incentive Plan:

	Maximum	Number of shares granted

2024 Share Incentive Plan	2,150,000	2,150,000

	Number of shares	Weighted average grant date FV
Balance as of December 31, 2024	-	-
Granted of February 3, 2025	2,130,000	1.80
Granted of February 4, 2025	10,000
Granted of February 5, 2025	10,000	1.80
Cancelled/forfeited	-	-
Vested	2,150,000	1.80
Balance as of June 30, 2025	-	-

	For six months ended, June 30,
	2025	2024
Share-based compensation	2,727,000	-

(i)	The Employee grant shares vested immediately on the grant date, but Employee agrees that they may not sell, transfer, assign, pledge, or otherwise dispose of any Shares granted under the agreement for a period of 1 year from the date of grant (“Restriction period”). Except for the specified restriction period, no other restrictive legend applies.

(ii)	The Grant shares under 2024 Share Incentive Plan vested immediately. The Shares vested and exercisable on the grant date.